Document and Entity Information	12 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2012
Registrant Name	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Central Index Key	0000357159
Amendment Flag	false
Document Creation Date	Jun 28, 2012
Document Effective Date	Jun 28, 2012
Prospectus Date	Mar 31, 2012

Federated U.S. Government Securities Fund: 2-5 Years

CLASS R SHARES (TICKER FIGKX)
INSTITUTIONAL SHARES (TICKER FIGTX)
SERVICE SHARES (TICKER FIGIX)

SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2012

During extreme market conditions such as a zero yield environment, the Fund will be able to invest in government mortgage-backed securities as a temporary investment effective on or about August 17, 2012. The government mortgage-backed securities in which the Fund may invest are anticipated to be government mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

1. Accordingly, under the heading entitled, "What are the Main Risks of Investing in the Fund?," please add the following:

  "Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
Supplement [Text Block]	fus25_SupplementTextBlock

Federated U.S. Government Securities Fund: 2-5 Years

CLASS R SHARES (TICKER FIGKX)
INSTITUTIONAL SHARES (TICKER FIGTX)
SERVICE SHARES (TICKER FIGIX)

SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2012

During extreme market conditions such as a zero yield environment, the Fund will be able to invest in government mortgage-backed securities as a temporary investment effective on or about August 17, 2012. The government mortgage-backed securities in which the Fund may invest are anticipated to be government mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

1. Accordingly, under the heading entitled, "What are the Main Risks of Investing in the Fund?," please add the following:

  "Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance."

FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fus25_SupplementTextBlock

Federated U.S. Government Securities Fund: 2-5 Years

CLASS R SHARES (TICKER FIGKX)
INSTITUTIONAL SHARES (TICKER FIGTX)
SERVICE SHARES (TICKER FIGIX)

SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2012

During extreme market conditions such as a zero yield environment, the Fund will be able to invest in government mortgage-backed securities as a temporary investment effective on or about August 17, 2012. The government mortgage-backed securities in which the Fund may invest are anticipated to be government mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

1. Accordingly, under the heading entitled, "What are the Main Risks of Investing in the Fund?," please add the following:

  "Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2012